CITICORP LIFE INSURANCE COMPANY LETTERHEAD


VIA EDGARLINK



December 10, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:	Citicorp Life Insurance Company
	Citicorp Life Variable Annuity Separate Account
	File No 33-81626



Dear Commissioners:

On behalf of Citicorp Life Insurance Company (the "Company") and Citicorp Life Variable Annuity Separate Account (the "Account"), enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1993, please find a copy of the supplements, dated August 16, 1997 to the Prospectus and Statement of Additional Information dated May 1, 1997 for deferred variable annuity contracts offered by the Company through the Account.

The Supplements are in the form as they are used.

If you have any questions regarding this matter, please contact the undersigned at (302) 672-5311.

Sincerely,

/s/Catherine S. Mulholland

Catherine S. Mulholland
Senior Vice President and General Counsel


cc: Tom Bisset